AB Municipal Income Fund, Inc.

AB California Portfolio

Portfolio of Investments

August 31, 2023 (unaudited)

	Principal Amount (000)		U.S. $ Value

MUNICIPAL OBLIGATIONS – 94.3%
Long-Term Municipal Bonds – 94.1%
California – 88.6%
Alameda Corridor Transportation Authority Series 2022-A 0.00%, 10/01/2047(a)	$	17,955	$9,172,938
Anaheim Housing & Public Improvements Authority (City of Anaheim CA Electric System Revenue) Series 2020 2.792%, 10/01/2032		5,000	4,191,666
5.00%, 10/01/2045		2,500	2,548,774
Bay Area Toll Authority Series 2021 4.34% (MUNIPSA + 0.28%), 04/01/2056(b)		2,500	2,492,163
4.36% (MUNIPSA + 0.30%), 04/01/2056(b)		2,000	1,956,271
4.47% (MUNIPSA + 0.41%), 04/01/2056(b)		10,000	9,744,942
Series 2023-F 5.00%, 04/01/2025		2,525	2,601,583
California Community Choice Financing Authority Series 2023 5.221% (SOFR + 1.67%), 02/01/2054(b)		5,000	4,968,315
California Community Choice Financing Authority (American International Group, Inc.) Series 2023-D 5.50%, 05/01/2054		5,000	5,247,441
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054		10,375	10,754,002
California Community Choice Financing Authority (Goldman Sachs Group, Inc. (The)) Series 2021 4.00%, 10/01/2052		5,745	5,679,086
Series 2023 5.00%, 12/01/2053		8,650	8,907,745
California Community Choice Financing Authority (Morgan Stanley) Series 2021-B 4.00%, 02/01/2052		4,000	3,912,928
Series 2022-A 4.00%, 05/01/2053		3,675	3,624,926
Series 2023 5.00%, 07/01/2053		7,000	7,274,946
5.181% (SOFR + 1.63%), 07/01/2053(b)		5,000	4,979,297
California Community College Financing Authority (NCCD-Orange Coast Properties LLC) Series 2018 5.25%, 05/01/2043		3,600	3,639,700
5.25%, 05/01/2048		2,750	2,764,447

	Principal Amount (000)		U.S. $ Value

California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2043(c)	$	970	$806,363
4.00%, 02/01/2056(c)		1,000	814,253
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(c)		2,000	1,628,506
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 3.00%, 08/01/2056(c)		500	326,933
4.00%, 08/01/2046(c)		3,990	3,181,675
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 3.00%, 02/01/2057(c)		2,000	1,308,400
California County Tobacco Securitization Agency Series 2020-A 4.00%, 06/01/2040		1,365	1,313,208
4.00%, 06/01/2049		12,155	11,009,554
California Earthquake Authority Series 2022-A 5.603%, 07/01/2027		2,170	2,170,954
California Educational Facilities Authority (Art Center College of Design) Series 2018-A 5.00%, 12/01/2037		1,265	1,291,392
5.00%, 12/01/2044		6,885	6,915,070
California Educational Facilities Authority (Chapman University) Series 2015 5.00%, 04/01/2035		4,415	4,504,024
California Educational Facilities Authority (Loma Linda University) Series 2017-A 5.00%, 04/01/2047		4,000	4,061,598
California Educational Facilities Authority (University of Redlands) Series 2022-A 5.00%, 10/01/2044		2,500	2,482,906
California Educational Facilities Authority (University of the Pacific) Series 2015 5.00%, 11/01/2031		2,000	2,063,117
Series 2023 4.25%, 11/01/2048		3,230	3,098,308
California Enterprise Development Authority (Heights Christian Schools) Series 2023 6.25%, 06/01/2053(c)		2,000	1,931,749
California Enterprise Development Authority (Provident Group-SDSU Properties LLC) Series 2020-A 5.00%, 08/01/2050		1,030	1,040,132

	Principal Amount (000)	U.S. $ Value

California Enterprise Development Authority (Rocketship Education Obligated Group) Series 2022 4.00%, 06/01/2042(c)	$1,000	$782,383
California Enterprise Development Authority (Rocklin Academy (The)) Series 2021 4.00%, 06/01/2051(c)	1,875	1,420,527
4.00%, 06/01/2061(c)	840	604,446
California Health Facilities Financing Authority (Children’s Hospital Los Angeles) Series 2017-A 5.00%, 08/15/2035	1,365	1,410,300
5.00%, 08/15/2036	3,000	3,083,856
5.00%, 08/15/2042	2,000	2,021,324
5.00%, 08/15/2047	1,000	1,000,423
California Health Facilities Financing Authority (CommonSpirit Health) Series 2020-A 4.00%, 04/01/2037	5,165	4,998,924
4.00%, 04/01/2038	7,000	6,662,829
4.00%, 04/01/2040	3,000	2,821,996
California Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford Obligated Group) Series 2022-A 4.00%, 05/15/2046	13,865	13,159,179
California Infrastructure & Economic Development Bank (California Academy of Sciences) Series 2021 4.41% (MUNIPSA + 0.35%), 08/01/2047(b)	6,300	6,240,093
California Infrastructure & Economic Development Bank (DesertXpress Enterprises LLC) Series 2023 3.65%, 01/01/2050(c)	20,000	19,895,086
7.75%, 01/01/2050(c)	1,890	1,886,625
8.00%, 01/01/2050(c) (d)	3,025	3,025,219
California Infrastructure & Economic Development Bank (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.) Series 2016 5.00%, 01/01/2036(c)	1,500	1,252,269
California Municipal Finance Authority Series 2015-A 5.00%, 02/01/2046 (Pre-refunded/ETM)	1,380	1,415,929
California Municipal Finance Authority (American Heritage/Escondido/Heritage K-8 Charter School Obligated Group) Series 2016-A 5.00%, 06/01/2036	1,900	1,910,810
5.00%, 06/01/2046	1,500	1,425,049

	Principal Amount (000)		U.S. $ Value

California Municipal Finance Authority (Azusa Pacific University) Series 2015-B 5.00%, 04/01/2035	$	2,960	$2,914,445
5.00%, 04/01/2041		3,000	2,797,051
California Municipal Finance Authority (Biola University, Inc.) Series 2017 5.00%, 10/01/2032		565	585,112
5.00%, 10/01/2033		625	646,770
5.00%, 10/01/2034		570	589,362
5.00%, 10/01/2035		600	617,597
5.00%, 10/01/2036		1,150	1,177,575
5.00%, 10/01/2037		2,000	2,038,002
5.00%, 10/01/2039		2,000	2,027,851
California Municipal Finance Authority (California Baptist University) Series 2016-A 5.00%, 11/01/2046(c)		1,000	943,641
California Municipal Finance Authority (California Institute of the Arts) Series 2021 4.00%, 10/01/2046		1,340	1,147,385
4.00%, 10/01/2051		1,200	995,438
California Municipal Finance Authority (CHF-Riverside II LLC) Series 2019 5.00%, 05/15/2041		3,470	3,502,862
5.00%, 05/15/2042		4,705	4,734,534
5.00%, 05/15/2049		4,500	4,461,083
5.00%, 05/15/2052		1,575	1,551,280
California Municipal Finance Authority (Community Health Centers of The Central Coast, Inc.) Series 2021-A 5.00%, 12/01/2054(c)		1,000	925,644
California Municipal Finance Authority (Congregational Homes, Inc. Obligated Group) Series 2022 4.00%, 11/15/2042		560	443,066
4.00%, 11/15/2052		3,605	2,593,751
4.00%, 11/15/2056		1,685	1,183,729
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.) Series 2014 5.25%, 01/01/2045		1,295	1,004,086
California Municipal Finance Authority (Inland Regional Center) Series 2015 5.00%, 06/15/2032		5,000	5,175,018
California Municipal Finance Authority (LAX Integrated Express Solutions LLC) Series 2018 4.00%, 12/31/2047		5,000	4,258,458
5.00%, 12/31/2036		5,685	5,790,589
5.00%, 12/31/2037		4,000	4,053,879
5.00%, 12/31/2047		10,005	9,869,576

	Principal Amount (000)		U.S. $ Value

California Municipal Finance Authority (Samuel Merritt University) Series 2022 5.25%, 06/01/2053	$	10,000	$10,553,080
California Municipal Finance Authority (United Airlines, Inc.) Series 2019 4.00%, 07/15/2029		5,000	4,930,437
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011-A1 7.50%, 12/01/2032(e) (f) (g)		2,745	54,900
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2023 5.00%, 07/01/2035(c)		2,000	2,086,634
California Pollution Control Financing Authority (Rialto Bioenergy Facility LLC) Series 2019 7.50%, 12/01/2040(c) (f) (g)		2,200	1,319,981
California Pollution Control Financing Authority (San Diego County Water Authority Desalination Project Pipeline) Series 2019 5.00%, 07/01/2039(c)		9,740	9,870,963
5.00%, 11/21/2045(c)		8,000	8,014,248
California Public Finance Authority (California University of Science & Medicine Obligated Group) Series 2019 6.25%, 07/01/2054(c)		2,000	2,099,027
California Public Finance Authority (Enso Village) Series 2021 2.125%, 11/15/2027(c)		2,500	2,423,952
California Public Finance Authority (Henry Mayo Newhall Hospital Obligated Group) Series 2017 5.00%, 10/15/2037		1,000	1,008,063
California School Finance Authority (ACE Charter Schools Obligated Group) Series 2016 5.00%, 06/01/2042(c)		2,750	2,500,370
California School Finance Authority (Alliance for College Ready Public Schools Obligated Group) Series 2015-A 5.00%, 07/01/2045(c)		4,675	4,610,170
Series 2016 5.25%, 07/01/2052(c)		2,500	2,501,260
California School Finance Authority (Aspire Public Schools Obligated Group) Series 2020-A 5.00%, 08/01/2059(c)		2,000	1,879,517
California School Finance Authority (Bright Star Schools Obligated Group) Series 2017 5.00%, 06/01/2037(c)		1,200	1,159,404
5.00%, 06/01/2047(c)		1,565	1,406,745

	Principal Amount (000)		U.S. $ Value

California School Finance Authority (Classical Academy Obligated Group) Series 2020-A 5.00%, 10/01/2050(c)	$	3,000	$2,805,289
Series 2021 4.00%, 10/01/2046(c)		1,250	995,023
Series 2022 5.00%, 10/01/2061(c)		2,000	1,814,586
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2046(c)		2,325	2,163,588
5.00%, 06/01/2051(c)		2,910	2,653,918
California School Finance Authority (Ednovate Obligated Group) Series 2018 5.00%, 06/01/2037(c)		430	412,149
California School Finance Authority (Equitas Academy Obligated Group) Series 2018-A 5.00%, 06/01/2035(c)		4,770	4,601,285
California School Finance Authority (Fenton Charter Public Schools) Series 2020-A 5.00%, 07/01/2058(c)		625	565,129
California School Finance Authority (Green DOT Public Schools Obligated Group) Series 2015-A 5.00%, 08/01/2045(c)		1,000	959,396
Series 2022 5.00%, 08/01/2032(c)		750	771,640
5.75%, 08/01/2052(c)		1,650	1,689,421
California School Finance Authority (Hawking STEAM Charter Schools, Inc.) Series 2022 5.00%, 07/01/2042(c)		1,860	1,743,373
5.25%, 07/01/2052(c)		2,755	2,561,955
5.375%, 07/01/2056(c)		995	933,166
5.50%, 07/01/2062(c)		1,775	1,679,965
California School Finance Authority (KIPP SoCal Public Schools Obligated Group) Series 2017-A 5.00%, 07/01/2037(c)		935	954,021
5.00%, 07/01/2047(c)		2,485	2,489,345
Series 2019-A 5.00%, 07/01/2049(c)		2,000	2,001,179
Series 2020-A 4.00%, 07/01/2055(c)		835	686,547

	Principal Amount (000)		U.S. $ Value

California School Finance Authority (KIPP SoCal Public Schools) Series 2014-A 5.00%, 07/01/2034(c)	$	600	$605,423
California School Finance Authority (Lighthouse Community Public Schools Obligated Group) Series 2022 6.50%, 06/01/2062(c)		2,300	2,324,883
California School Finance Authority (Partnerships to Uplift Communities Series 2023 Obligated Group) Series 2023 5.50%, 08/01/2043(c)		550	549,309
5.50%, 08/01/2047(c)		525	514,710
California School Finance Authority (Rocketship Education Obligated Group) Series 2016-A 5.00%, 06/01/2036(c)		1,000	987,872
5.00%, 06/01/2046(c)		2,500	2,281,265
Series 2017 5.125%, 06/01/2047(c)		700	647,065
Series 2017-G 5.00%, 06/01/2037(c)		360	350,460
5.00%, 06/01/2053(c)		2,075	1,840,155
California School Finance Authority (Summit Public Schools Obligated Group) Series 2017 5.00%, 06/01/2047(c)		1,500	1,323,374
5.00%, 06/01/2053(c)		3,800	3,252,194
California School Finance Authority (View Park Elementary & Middle Schools) Series 2014 5.625%, 10/01/2034		575	576,363
6.00%, 10/01/2049		715	711,229
California State Public Works Board (California State Public Works Board Lease) Series 2021-A 5.00%, 02/01/2025		2,000	2,052,627
California State University Series 2020-D 1.49%, 11/01/2028		1,500	1,272,143
Series 2021-B 2.144%, 11/01/2033		6,000	4,620,360
California Statewide Communities Development Authority AGM Series 2014 5.00%, 11/15/2034 (Pre-refunded/ETM)		2,500	2,558,470
5.00%, 11/15/2044 (Pre-refunded/ETM)		2,000	2,046,776
California Statewide Communities Development Authority (California Baptist University) Series 2017-A 5.00%, 11/01/2032(c)		1,135	1,154,503
California Statewide Communities Development Authority (CHF-Irvine LLC) Series 2017-A 5.00%, 05/15/2034		1,000	1,031,543

	Principal Amount (000)		U.S. $ Value

5.00%, 05/15/2035	$	1,410	$1,448,630
5.00%, 05/15/2036		1,500	1,534,907
California Statewide Communities Development Authority (Emanate Health Obligated Group) Series 2020-A 5.00%, 04/01/2035		1,000	1,068,685
California Statewide Communities Development Authority (Enloe Medical Center Obligated Group) AGM Series 2022-A 5.375%, 08/15/2057		2,000	2,156,596
California Statewide Communities Development Authority (Lancer Educational Housing LLC) Series 2016 5.00%, 06/01/2036(c)		1,000	968,785
Series 2019 5.00%, 06/01/2051(c)		3,165	2,857,780
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016-A 5.00%, 12/01/2036(c)		5,000	5,001,734
5.00%, 12/01/2041(c)		1,315	1,288,966
5.25%, 12/01/2056(c)		1,700	1,660,566
California Statewide Communities Development Authority (NCCD-Hooper Street LLC) Series 2019 5.25%, 07/01/2039(c)		2,295	2,220,584
5.25%, 07/01/2049(c)		2,675	2,506,209
5.25%, 07/01/2052(c)		1,565	1,451,199
Capistrano Unified School District School Facilities Improvement District No. 1 AGM Series 2001-B
Zero Coupon, 08/01/2025		3,050	2,818,392
Cerritos Community College District Series 2014-A 4.00%, 08/01/2030		2,230	2,240,714
City & County of San Francisco CA (City & County of San Francisco CA COP) Series 2019 5.00%, 04/01/2025		3,520	3,618,558
City of Atwater CA Wastewater Revenue AGM Series 2017-A 5.00%, 05/01/2040		1,000	1,040,251
5.00%, 05/01/2043		1,000	1,035,583
City of Fairfield CA (City of Fairfield CA COP) AGC Series 2007
Zero Coupon, 04/01/2035		3,700	2,321,219
City of Irvine CA (City of Irvine CA Assessment Dist No. 13-1) Series 2013 5.00%, 09/02/2027		650	655,744
5.00%, 09/02/2029		1,110	1,120,136

	Principal Amount (000)		U.S. $ Value

City of Irvine CA (City of Irvine CA Community Facilities District No. 2013-3) Series 2018 5.00%, 09/01/2043	$	2,400	$2,433,231
5.00%, 09/01/2048		4,250	4,285,448
City of Long Beach CA Marina System Revenue Series 2015 5.00%, 05/15/2032		1,100	1,115,150
5.00%, 05/15/2040		2,250	2,256,805
5.00%, 05/15/2045		2,250	2,251,080
City of Los Angeles CA Series 2023 5.00%, 06/27/2024		30,000	30,457,461
City of Los Angeles CA Wastewater System Revenue Series 2013-B 5.00%, 06/01/2031		5,000	5,004,112
City of Los Angeles Department of Airports Series 2017B 5.00%, 05/15/2025		1,325	1,352,746
Series 2022 3.25%, 05/15/2049		2,000	1,498,788
5.00%, 05/15/2045		1,500	1,557,142
City of Palo Alto CA (City of Palo Alto CA University Avenue AD) Series 2012 5.00%, 09/02/2025		1,685	1,699,354
5.00%, 09/02/2028		530	534,922
5.00%, 09/02/2030		745	751,822
City of Riverside CA Sewer Revenue Series 2015-A 5.00%, 08/01/2033		10,090	10,487,927
City of Roseville CA (City of Roseville CA Fiddyment Ranch Community Facilities District No. 1) Series 2017 5.00%, 09/01/2033		1,315	1,366,534
5.00%, 09/01/2034		1,000	1,038,271
City of Roseville CA (HP Campus Oaks Community Facilities District No. 1) Series 2016 5.00%, 09/01/2036		640	653,901
City of San Francisco CA Public Utilities Commission Water Revenue Series 2020-E 2.825%, 11/01/2041		4,890	3,672,855
City of San Jose CA Airport Revenue (Norman Y Mineta San Jose International Airport SJC) Series 2017-A 5.00%, 03/01/2033		1,100	1,141,828
5.00%, 03/01/2034		2,000	2,074,349
5.00%, 03/01/2035		3,500	3,619,277
5.00%, 03/01/2037		1,800	1,848,751

	Principal Amount (000)		U.S. $ Value

City of Upland CA (San Antonio Regional Hospital) Series 2017 5.00%, 01/01/2032	$	1,000	$1,044,164
5.00%, 01/01/2047		3,895	3,934,325
CMFA Special Finance Agency (CMFA Special Finance Agency Enclave) Series 2022-A 4.00%, 08/01/2058(c)		2,000	1,468,279
CMFA Special Finance Agency (CMFA Special Finance Agency Latitude33) Series 2021-A 3.00%, 12/01/2056(c)		2,000	1,305,041
CMFA Special Finance Agency (CMFA Special Finance Agency Solana at Grand) Series 2021-A 4.00%, 08/01/2056(c)		3,000	2,439,452
CMFA Special Finance Agency VII (CMFA Special Finance Agency VII The Breakwater Apartments) Series 2021 3.00%, 08/01/2056(c)		1,000	655,020
CMFA Special Finance Agency VIII Elan Huntington Beach Series 2021 3.00%, 08/01/2056(c)		4,000	2,619,250
Coast Community College District Series 2019-F 3.00%, 08/01/2036		850	764,198
3.00%, 08/01/2037		940	822,062
3.00%, 08/01/2038		2,175	1,856,723
Compton Community Redevelopment Agency Successor Agency AGM Series 2022-A 5.25%, 08/01/2032		3,500	3,911,241
Contra Costa Community College District Series 2014-A 4.00%, 08/01/2029		2,100	2,111,295
County of Los Angeles CA Series 2023 5.00%, 06/28/2024		32,000	32,483,430
County of Los Angeles CA Community Facilities District No 2021-01 Series 2022 5.00%, 09/01/2047		2,750	2,672,438
5.00%, 09/01/2052		2,500	2,390,397
County of Sacramento CA (North Vineyard District 2005-2) Series 2016 5.00%, 09/01/2040		990	999,076
5.00%, 09/01/2045		1,250	1,256,339
County of Sacramento CA Airport System Revenue Series 2016-B 5.00%, 07/01/2036		1,755	1,829,638
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.25%, 04/01/2057(c)		4,000	2,715,235

	Principal Amount (000)		U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 4.00%, 05/01/2057(c)	$	1,000	$680,119
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2046(c)		3,000	2,225,279
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 4.00%, 10/01/2056(c)		5,000	3,653,479
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Crescent) Series 2022 4.30%, 07/01/2059(c)		1,000	796,024
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Jefferson Platinum Triangle Apartments) Series 2021-A2 3.125%, 08/01/2056(c)		1,000	673,441
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.25%, 07/01/2056(c)		1,000	669,926
4.00%, 07/01/2058(c)		1,000	672,839
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) Series 2021 4.00%, 09/01/2056(c)		2,500	1,799,081
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 3.00%, 12/01/2056(c)		1,000	654,835
4.00%, 12/01/2056(c)		1,000	697,014
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 4.00%, 05/01/2057(c)		2,000	1,337,859
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Towne at Glendale Apartments) Series 2022 Zero Coupon, 09/01/2062(a) (c)		1,645	779,542

	Principal Amount (000)		U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A2 4.00%, 07/01/2056(c)	$	2,400	$1,714,758
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 3.25%, 10/01/2058(c)		1,000	644,248
4.00%, 10/01/2048(c)		3,000	2,080,951
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(c)		1,500	966,647
Elk Grove Unified School District (Elk Grove Unified School District Community Facilities District No. 1) AGM Series 2023 5.00%, 12/01/2023		1,675	1,681,516
Foothill-Eastern Transportation Corridor Agency Series 2021-C 4.00%, 01/15/2043		1,500	1,419,400
Fremont Community Facilities District No. 1 Series 2015 5.00%, 09/01/2040		4,000	4,022,688
Fremont Union High School District Series 2024 5.00%, 08/01/2029(d)		1,000	1,088,881
5.00%, 08/01/2032(d)		1,000	1,137,853
5.00%, 08/01/2034(d)		1,850	2,135,172
5.00%, 08/01/2035(d)		1,170	1,337,756
Golden State Tobacco Securitization Corp. Series 2018-A 5.00%, 06/01/2030 (Pre-refunded/ETM)		2,500	2,747,136
Series 2021 3.115%, 06/01/2038		5,000	3,799,809
3.85%, 06/01/2050		4,515	4,121,295
Series 2021-B Zero Coupon, 06/01/2066		10,000	990,306
Series 2022 5.00%, 06/01/2051		10,000	10,382,211
Hastings Campus Housing Finance Authority Series 2020-A 5.00%, 07/01/2045(c)		5,000	4,340,905
Irvine Facilities Financing Authority (City of Irvine CA Community Facilities District No 2013-3) BAM Series 2023
Zero Coupon, 09/01/2049		1,300	360,189
Zero Coupon, 09/01/2050		1,250	328,046
Irvine Unified School District Series 2017-B 5.00%, 09/01/2047		995	1,001,165
Lake Elsinore Public Financing Authority Series 2015 5.00%, 09/01/2031		2,690	2,752,689
5.00%, 09/01/2035		1,835	1,874,106

	Principal Amount (000)		U.S. $ Value

Long Beach Bond Finance Authority (Bank of America Corp.) Series 2007-A 5.00%, 11/15/2024	$	1,175	$1,187,744
Los Angeles County Public Works Financing Authority (County of Los Angeles CA Lease) Series 2020 4.00%, 12/01/2039		5,500	5,517,908
Los Angeles Department of Water & Power Water System Revenue Series 2021-C 5.00%, 07/01/2041		1,250	1,366,959
Series 2022-C 5.00%, 07/01/2042		8,750	9,689,522
Los Angeles Unified School District/CA Series 2009 5.75%, 07/01/2034		2,000	2,088,646
Series 2020-C 4.00%, 07/01/2037		6,000	6,128,360
M-S-R Energy Authority (Citigroup, Inc.) Series 2009-A 6.50%, 11/01/2039		830	987,283
Series 2009-B 6.50%, 11/01/2039		10,000	11,869,995
Menifee Union School District Series 2018 5.00%, 09/01/2043		1,000	1,010,302
5.00%, 09/01/2048		1,215	1,219,789
Metropolitan Water District of Southern California Series 2021-D 4.20% (MUNIPSA + 0.14%), 07/01/2037(b)		2,100	2,098,845
Oakland Unified School District/Alameda County Series 2015-A 5.00%, 08/01/2031 (Pre-refunded/ETM)		1,640	1,698,557
5.00%, 08/01/2032 (Pre-refunded/ETM)		1,500	1,553,558
5.00%, 08/01/2033 (Pre-refunded/ETM)		2,200	2,278,552
Orange County Transportation Authority (91 Express Lanes Toll Road) Series 2013 5.00%, 08/15/2029 (Pre-refunded/ETM)		2,360	2,362,962
Orange County Water District Series 2019-C 4.00%, 08/15/2034		1,250	1,313,425
Oxnard Financing Authority (City of Oxnard CA Wastewater Revenue) AGM Series 2014 5.00%, 06/01/2031		5,250	5,308,641
Palomar Health (Palomar Health Obligated Group) Series 2016 5.00%, 11/01/2036		5,000	5,057,566
Series 2016-A 5.00%, 08/01/2031		1,285	1,352,959

	Principal Amount (000)		U.S. $ Value

Peralta Community College District Series 2022 5.00%, 08/01/2024	$	1,330	$1,350,395
Port of Oakland Series 2021 5.00%, 05/01/2025		4,640	4,729,565
Poway Unified School District Public Financing Authority Series 2015-A 5.00%, 09/01/2033		1,500	1,530,158
5.00%, 09/01/2034		995	1,014,727
Redding Joint Powers Financing Authority Series 2015-A 5.00%, 06/01/2030		1,350	1,406,735
Regents of the University of California Medical Center Pooled Revenue Series 2022 5.00%, 05/15/2040		10,000	11,030,416
Rialto Redevelopment Agency Series 2018 5.00%, 09/01/2032		500	539,715
5.00%, 09/01/2033		500	538,354
5.00%, 09/01/2037		2,235	2,355,122
River Islands Public Financing Authority (River Islands Public Financing Authority Community Facilities District No.2003-1) Series 2022 5.00%, 09/01/2052		5,200	4,834,120
Riverside County Transportation Commission Series 2021 4.00%, 06/01/2040		3,330	3,166,512
4.00%, 06/01/2041		1,765	1,664,399
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 4.232% (LIBOR 3 Month + 0.55%), 06/01/2034(b)		1,430	1,351,742
4.252% (LIBOR 3 Month + 0.57%), 06/01/2039(b)		5,375	4,697,289
San Diego County Regional Airport Authority Series 2019-A 4.00%, 07/01/2038		2,000	2,014,906
Series 2020 5.00%, 07/01/2035		650	694,349
5.00%, 07/01/2036		500	529,724
5.00%, 07/01/2037		250	262,742
5.00%, 07/01/2038		250	261,516
5.00%, 07/01/2039		255	265,749
5.00%, 07/01/2040		250	259,674
Series 2021-A 4.00%, 07/01/2056		4,750	4,351,788
Series 2021-B 4.00%, 07/01/2041		3,010	2,806,309
4.00%, 07/01/2046		2,500	2,262,032
San Francisco City & County Redevelopment Agency Successor Agency (Mission Bay South Public Imp) Series 2013-A 5.00%, 08/01/2029		1,310	1,321,011

	Principal Amount (000)		U.S. $ Value

San Francisco City & County Redevelopment Agency Successor Agency (Successor Agency to the Redev of San Francisco - Mission Bay South) Series 2016-B 5.00%, 08/01/2033	$	1,000	$1,046,259
5.00%, 08/01/2035		1,000	1,046,653
Series 2016-C 5.00%, 08/01/2032		1,000	1,049,315
5.00%, 08/01/2035		1,000	1,046,653
San Francisco Intl Airport Series 2017-A 5.00%, 05/01/2042		2,000	2,029,882
Series 2022-C 3.283%, 05/01/2036		3,000	2,442,017
San Joaquin Hills Transportation Corridor Agency Series 2014-A 5.00%, 01/15/2044 (Pre-refunded/ETM)		2,450	2,514,235
Santa Clara Valley Water District Safe Clean Water Revenue (Santa Clara Valley Water District Safe Clean Water Revenue Lease) Series 2022-A 5.00%, 08/01/2049		1,210	1,322,097
Sierra Joint Community College District School Facilities District No. 2 NATL Series 2007-B Zero Coupon, 06/01/2032		5,485	4,012,730
Southern California Public Power Authority Series 2020 5.00%, 04/01/2024		3,765	3,787,844
Southern California Public Power Authority (Los Angeles Department of Water & Power PWR) Series 2014-A 5.00%, 07/01/2033		5,000	5,067,074
5.00%, 07/01/2034		3,200	3,239,282
State of California Series 2004 5.30%, 04/01/2029		5	5,011
Series 2014 5.00%, 12/01/2030		2,000	2,007,540
Series 2017 5.00%, 11/01/2024		5,790	5,918,442
Series 2018 4.60%, 04/01/2038		2,000	1,880,571
Series 2019 5.00%, 10/01/2025		3,950	4,100,468
Series 2021 5.00%, 10/01/2024		3,000	3,063,598
Series 2022 5.00%, 09/01/2025		7,000	7,260,191
5.00%, 09/01/2042		7,000	7,713,022
Series 2023 5.00%, 10/01/2042		1,000	1,105,668
5.25%, 10/01/2050		5,000	5,546,765
6.00%, 03/01/2033		4,000	4,328,975

	Principal Amount (000)		U.S. $ Value

Stockton Redevelopment Agency Successor Agency AGM Series 2016-A 5.00%, 09/01/2033	$	2,800	$2,936,139
5.00%, 09/01/2034		1,000	1,048,198
Successor Agency to the Redev of San Francisco - Mission Bay North Series 2016-A 5.00%, 08/01/2032		1,025	1,075,548
5.00%, 08/01/2034		1,105	1,158,264
5.00%, 08/01/2035		595	622,759
5.00%, 08/01/2036		775	808,038
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization Corp.) Series 2021 Zero Coupon, 06/01/2060		10,000	1,437,469
5.00%, 06/01/2024		1,250	1,264,306
Tobacco Securitization Authority of Southern California Series 2019 5.00%, 06/01/2037		1,000	1,061,475
5.00%, 06/01/2048		13,440	13,803,564
Transbay Joint Powers Authority (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Rev) Series 2020 5.00%, 10/01/2040		1,000	1,023,707
5.00%, 10/01/2045		2,000	2,017,134
5.00%, 10/01/2049		2,200	2,205,192
University of California Series 2023-B 4.693%, 05/15/2033		5,600	5,468,196
5.00%, 05/15/2025		2,610	2,698,120
5.00%, 05/15/2035		5,000	5,884,273
5.00%, 05/15/2036		5,000	5,818,719
Upland Unified School District Series 2011-C Zero Coupon, 08/01/2035		1,020	645,895
Walnut Energy Center Authority Series 2014 5.00%, 01/01/2031		4,000	4,048,777
5.00%, 01/01/2032		3,700	3,744,818
Washington Township Health Care District Series 2017-B 5.00%, 07/01/2032		2,000	2,036,842
5.00%, 07/01/2033		1,500	1,527,158

			911,216,078

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015-A 6.625%, 09/01/2035		430	446,611

	Principal Amount (000)		U.S. $ Value

Series 2018 7.125%, 09/01/2038(c)	$	1,385	$1,496,730

			1,943,341

Georgia – 0.1%
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2037		100	102,729
5.00%, 01/01/2038		100	101,987
5.00%, 01/01/2039		100	103,058
5.00%, 01/01/2048		215	215,534
5.00%, 01/01/2056		655	661,648
5.00%, 01/01/2059		220	219,608

			1,404,564

Guam – 2.1%
Antonio B Won Pat International Airport Authority Series 2021-A 3.839%, 10/01/2036		700	551,096
Series 2023 5.375%, 10/01/2040		250	238,113
5.375%, 10/01/2043		1,050	995,596
Guam Government Waterworks Authority Series 2016 5.00%, 01/01/2046		1,335	1,335,845
Guam Power Authority Series 2017-A 5.00%, 10/01/2036		2,940	2,998,403
5.00%, 10/01/2037		1,300	1,317,458
5.00%, 10/01/2040		1,000	1,007,370
Series 2022-A 5.00%, 10/01/2023		2,000	2,001,130
5.00%, 10/01/2044		3,700	3,720,559
Territory of Guam Series 2019 5.00%, 11/15/2031		265	269,622
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2029		3,805	3,889,180
5.00%, 12/01/2030		415	423,744
5.00%, 12/01/2032		455	465,009
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042		3,000	2,574,637

			21,787,762

Illinois – 0.2%
Chicago Board of Education Series 2018-A 5.00%, 12/01/2031		2,000	2,059,330

Indiana – 0.0%
City of Fort Wayne IN (City of Fort Wayne IN) 10.75%, 12/01/2029(f) (g)		47	5

	Principal Amount (000)		U.S. $ Value

Louisiana – 0.0%
Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 07/01/2040(c)	$	200	$217,052

Michigan – 0.0%
City of Detroit MI Series 2018 5.00%, 04/01/2036		305	311,364

Puerto Rico – 2.3%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024		217	209,181
Zero Coupon, 07/01/2033		1,238	752,295
4.00%, 07/01/2033		410	382,736
4.00%, 07/01/2035		9	8,006
4.00%, 07/01/2037		7	6,723
4.00%, 07/01/2041		10	8,782
4.00%, 07/01/2046		11	8,787
5.375%, 07/01/2025		521	530,455
5.625%, 07/01/2027		2,301	2,397,085
5.625%, 07/01/2029		500	528,233
5.75%, 07/01/2031		145	156,799
Series 2022-C 0.00%, 11/01/2043		64	32,975
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2034		1,020	1,004,222
5.25%, 07/01/2036		1,070	1,078,309
5.25%, 07/01/2041		725	720,303
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2020-A 5.00%, 07/01/2030(c)		2,490	2,550,525
5.00%, 07/01/2035(c)		1,945	1,950,437
Series 2022-A 5.00%, 07/01/2037(c)		250	248,749
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031		1,000	994,227
NATL Series 2007-V 5.25%, 07/01/2032		1,000	980,987
5.25%, 07/01/2034		1,000	979,572
Puerto Rico Highway & Transportation Authority Series 2022-A 5.00%, 07/01/2062		1,505	1,480,544
Series 2022-B Zero Coupon, 07/01/2032		805	517,213
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026(f) (g)		1,900	1,330,000

	Principal Amount (000)		U.S. $ Value

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	$	847	$661,612
Series 2019-A 4.329%, 07/01/2040		1,065	1,008,577
4.55%, 07/01/2040		90	87,527
5.00%, 07/01/2058		2,900	2,806,926

			23,421,787

Tennessee – 0.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(c)		1,010	929,375

Texas – 0.2%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(c)		1,805	1,760,428

Washington – 0.1%
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A 5.00%, 01/01/2044(c)		130	102,731
5.00%, 01/01/2049(c)		100	76,230
5.00%, 01/01/2055(c)		410	302,327

			481,288

Wisconsin – 0.2%
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) Series 2019 5.00%, 11/01/2054		115	85,640
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(h)		2,000	1,742,684

			1,828,324

Total Long-Term Municipal Bonds (cost $1,025,322,130)			967,360,698

Short-Term Municipal Notes – 0.2%
California – 0.2%
Calleguas-Las Virgenes Public Financing Authority Series 2008-A 3.30%, 07/01/2037(i) (cost $2,260,000)		2,260	2,260,000

Total Municipal Obligations (cost $1,027,582,130)			969,620,698

	Principal Amount (000)	U.S. $ Value

COMMERCIAL MORTGAGE-BACKED SECURITIES – 2.8%
Agency CMBS – 2.0%
California Housing Finance Agency Series 2019-2, Class A 4.00%, 03/20/2033	$ 7,753	$7,481,139
Series 2021-2, Class A 3.75%, 03/25/2035	6,346	6,095,033
Series 2021-2, Class X 0.84%, 03/25/2035(j)	2,932	147,018
Series 2021-3, Class A 3.25%, 08/20/2036	1,946	1,735,939
Series 2021-3, Class X 0.79%, 08/20/2036(j)	2,579	136,579
Federal Home Loan Mortgage Corp. Series 2021-ML10, Class AUS 2.032%, 01/25/2038	3,636	2,628,152
Series 2022-ML13, Class XCA 0.96%, 07/25/2036(j)	5,497	308,003
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates Series 2022-ML13, Class ACA 2.875%, 07/25/2036	1,963	1,660,555

		20,192,418

Non-Agency Fixed Rate CMBS – 0.8%
California Housing Finance Agency Series 2021-1, Class A 3.50%, 11/20/2035	7,086	6,514,874
Series 2023-1, Class A 4.375%, 09/20/2036	1,997	1,940,381

		8,455,255

Total Commercial Mortgage-Backed Securities (cost $34,251,166)		28,647,673

	Shares

SHORT-TERM INVESTMENTS – 2.4%
Investment Companies – 2.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.28%(k) (l) (m) (cost $25,380,255)	25,380,255	25,380,255

U.S. $ Value

Total Investments – 99.5% (cost $1,087,213,551)(n)	$1,023,648,626
Other assets less liabilities – 0.5%	4,679,612

Net Assets – 100.0%	$1,028,328,238

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	6,350	01/15/2025	2.565%	CPI#	Maturity	$590,072	$—	$590,072
USD	3,340	01/15/2025	4.028%	CPI#	Maturity	109,466	—	109,466
USD	3,175	01/15/2025	2.585%	CPI#	Maturity	292,479	—	292,479
USD	3,175	01/15/2025	2.613%	CPI#	Maturity	288,960	—	288,960
USD	37,160	01/15/2027	CPI#	3.336%	Maturity	(1,547,072)	—	(1,547,072)
USD	10,000	01/15/2027	CPI#	3.466%	Maturity	(336,365)	(9,187)	(327,178)
USD	20,520	01/15/2028	1.230%	CPI#	Maturity	3,624,371	—	3,624,371
USD	16,260	01/15/2028	0.735%	CPI#	Maturity	3,449,618	—	3,449,618
USD	16,830	01/15/2029	CPI#	3.735%	Maturity	105,387	—	105,387
USD	3,150	01/15/2029	CPI#	3.408%	Maturity	(65,543)	—	(65,543)
USD	6,300	01/15/2030	1.572%	CPI#	Maturity	1,060,777	—	1,060,777
USD	6,300	01/15/2030	1.587%	CPI#	Maturity	1,052,271	—	1,052,271
USD	655	01/15/2030	1.714%	CPI#	Maturity	101,868	—	101,868
USD	655	01/15/2030	1.731%	CPI#	Maturity	100,853	—	100,853
USD	6,200	01/15/2031	2.782%	CPI#	Maturity	408,014	—	408,014
USD	5,700	01/15/2031	2.680%	CPI#	Maturity	431,021	—	431,021
USD	5,120	01/15/2032	CPI#	3.064%	Maturity	(169,186)	—	(169,186)
USD	5,250	04/15/2032	CPI#	2.909%	Maturity	(240,718)	—	(240,718)
USD	1,120	04/15/2032	CPI#	2.748%	Maturity	(70,270)	—	(70,270)

						$9,195,190	$(9,187)	$9,195,190

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	50,000	01/15/2027	1 Day SOFR	3.682%	Annual	$(1,307,588)	$—	$(1,307,588)
USD	14,000	01/15/2027	1 Day SOFR	2.719%	Annual	(868,613)	—	(868,613)
USD	22,100	04/30/2030	1 Day SOFR	3.369%	Annual	(797,929)	—	(797,929)
USD	16,580	04/30/2030	1 Day SOFR	3.500%	Annual	(450,506)	—	(450,506)
USD	33,400	07/31/2030	1 Day SOFR	4.016%	Annual	232,108	—	232,108
USD	17,200	07/31/2030	1 Day SOFR	3.897%	Annual	—	—	—
USD	29,000	04/15/2032	3.120%	1 Day SOFR	Annual	1,734,829	—	1,734,829
USD	14,500	04/15/2032	2.455%	1 Day SOFR	Annual	1,602,313	—	1,602,313

						$144,614	$—	$144,614

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank, NA	USD	12,620	10/09/2029	1.125%	SIFMA*	Quarterly	$1,397,073	$—	$1,397,073

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at August 31, 2023.
(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at August 31, 2023.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2023, the aggregate market value of these securities amounted to $192,097,809 or 18.7% of net assets.

(d)	When-Issued or delayed delivery security.
(e)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011-A1 7.50%, 12/01/2032	12/22/2011	$2,745,000	$54,900	0.01%

(f)	Defaulted.
(g)	Non-income producing security.
(h)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.17% of net assets as of August 31, 2023, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041	08/03/2021	$2,000,000	$1,742,684	0.17%

(i)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(j)	IO - Interest Only.
(k)	The rate shown represents the 7-day yield as of period end.
(l)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(m)	Affiliated investments.
(n)

As of August 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $19,970,916 and gross unrealized depreciation of investments was $(72,798,964), resulting in net unrealized depreciation of $(52,828,048).

As of August 31, 2023, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.4% and 0.5%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CMBS – Commercial Mortgage-Backed Securities

COP – Certificate of Participation

DOT – Department of Transportation

ETM – Escrowed to Maturity

MUNIPSA – SIFMA Municipal Swap Index

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

AB Municipal Income Fund, Inc.

AB California Portfolio

August 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$967,360,698	$—	$967,360,698
Short-Term Municipal Notes	—	2,260,000	—	2,260,000
Commercial Mortgage-Backed Securities	—	28,647,673	—	28,647,673
Short-Term Investments	25,380,255	—	—	25,380,255

Total Investments in Securities	25,380,255	998,268,371	—	1,023,648,626
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	11,615,157	—	11,615,157
Centrally Cleared Interest Rate Swaps	—	3,569,250	—	3,569,250
Interest Rate Swaps	—	1,397,073	—	1,397,073
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(2,429,154)	—	(2,429,154)
Centrally Cleared Interest Rate Swaps	—	(3,424,636)	—	(3,424,636)

Total	$25,380,255	$1,008,996,061	$—	$1,034,376,316

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2023 is as follows:

Portfolio	Market Value 05/31/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$17,007	$117,750	$109,377	$25,380	$328